Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Deferred Compensation, Share-Based Payments [Member]	Retained Earnings [Member]	Comprehensive Income [Member]	Treasury Stock [Member]	Total
Balance -March 31, 2022 at Dec. 31, 2019				$ 1,269,027	$ 3,096,579		$ (3,560,200)	$ 385,147	$ (60,000)	$ 1,130,553
Shares, Issued at Dec. 31, 2019				126,902,749
Conversion of Preferred B shares to common shares
Net loss							(1,131,809)			(1,131,809)
Other comprehensive income								(31,054)		(31,054)
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Issuance of common shares for debt conversion				$ 4,400	399,480					403,880
[custom:CommonStockIssuedForSettlementOfDebtShares]				439,998
Issue of Series C Preferred shares				$ 4,686	234,949					239,635
Stock Issued During Period, Shares, New Issues				468,582
Balance -June 30, 2022 at Dec. 31, 2020				$ 1,325,652	3,704,045		(4,692,009)	354,093	(60,000)	631,781
Shares, Issued at Dec. 31, 2020		2		132,565,226
Conversion of Preferred B shares to common shares		$ 0		$ 27	5,973					6,000
[custom:PreferredBSharesConvertedToCommonSharesShares]		(2)		2,650
Issuance of Special 2019 Series A Preferred Stock from Treasury to related party in satisfaction of debt									60,000	60,000
Stock Issued During Period, Shares, Treasury Stock Reissued
Issuance of common shares for Services Advisory Board				$ 3,061	701,015					704,076
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture				306,120
Issuance of common shares for Services - Consulting				$ 240	59,760					60,000
Stock Issued During Period, Shares, Issued for Services				24,000
Net loss							(1,284,275)			(1,284,275)
Other comprehensive income								20,959		20,959
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Balance -June 30, 2022 at Mar. 31, 2021			$ 0	$ 1,328,980	4,470,793		(5,976,284)	375,052		198,541
Shares, Issued at Mar. 31, 2021	1			132,897,995
Balance -March 31, 2022 at Dec. 31, 2020				$ 1,325,652	3,704,045		(4,692,009)	354,093	(60,000)	631,781
Shares, Issued at Dec. 31, 2020		2		132,565,226
Conversion of Preferred B shares to common shares										6,000
[custom:PreferredBSharesConvertedToCommonSharesShares]				2,650
Net loss										(2,611,397)
Other comprehensive income										27,353
Vesting of common shares issued as deferred compensation
Balance -June 30, 2022 at Jun. 30, 2021				$ 1,401,021	5,297,317		(7,303,406)	381,446		(223,622)
Shares, Issued at Jun. 30, 2021	1			140,102,075
Balance -March 31, 2022 at Dec. 31, 2020				$ 1,325,652	3,704,045		(4,692,009)	354,093	(60,000)	631,781
Shares, Issued at Dec. 31, 2020		2		132,565,226
Conversion of Preferred B shares to common shares				$ 27	5,973					6,000
[custom:PreferredBSharesConvertedToCommonSharesShares]		(2)		2,650
Issuance of common shares for Services Advisory Board				$ 5,612	1,637,743					1,643,355
Issuance of common shares for Services - Consulting				$ 570	131,040					131,610
Stock Issued During Period, Shares, Issued for Services				57,000
Net loss							(3,693,487)			(3,693,487)
Other comprehensive income								23,151		23,151
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Issuance of common shares for debt conversion				$ 45,000						45,000
[custom:CommonStockIssuedForSettlementOfDebtShares]				4,500,000
Balance -June 30, 2022 at Dec. 31, 2021				$ 1,401,861	5,478,801		(8,385,496)	377,244		(1,127,590)
Shares, Issued at Dec. 31, 2021	1			140,186,096
Balance -March 31, 2022 at Mar. 31, 2021			$ 0	$ 1,328,980	4,470,793		(5,976,284)	375,052		198,541
Shares, Issued at Mar. 31, 2021	1			132,897,995
Net loss							(1,327,122)			(1,327,122)
Other comprehensive income								6,394		6,394
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Issuance of common shares for Services - Advisory Board				$ 2,041	826,524					828,565
[custom:StockIssuedDuringPeriodSharesIssuedForServicesAdvisoryBoard]				204,080
Issuance of common shares for debt conversion				$ 70,000						70,000
[custom:CommonStockIssuedForSettlementOfDebtShares]				7,000,000
Balance -June 30, 2022 at Jun. 30, 2021				$ 1,401,021	5,297,317		(7,303,406)	381,446		(223,622)
Shares, Issued at Jun. 30, 2021	1			140,102,075
Balance -March 31, 2022 at Dec. 31, 2021				$ 1,401,861	5,478,801		(8,385,496)	377,244		(1,127,590)
Shares, Issued at Dec. 31, 2021	1			140,186,096
Issuance of common shares for Services Advisory Board				$ 1,480	73,980					75,460
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture				147,960
Issuance of common shares for Services - Consulting				$ 193	8,787					8,980
Stock Issued During Period, Shares, Issued for Services				19,250
Net loss							(1,030,331)			(1,030,331)
Other comprehensive income								13,373		13,373
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Issuance of common shares for Equity Finance Agreement Incentive				$ 7,930	371,884					379,814
[custom:StockIssuedDuringPeriodEquityFinanceAgreementShares]				793,039
Issue of Series C Preferred shares			$ 1		(1)
Stock Issued During Period, Shares, New Issues			503
Dividend Series C Preferred Shares							(3,272)			(3,272)
Preferred Stock Dividends, Shares
Balance -June 30, 2022 at Mar. 31, 2022			$ 1	$ 1,411,464	5,933,451		(9,419,099)	390,617		(1,683,566)
Shares, Issued at Mar. 31, 2022	1		503	141,146,345
Balance -March 31, 2022 at Dec. 31, 2021				$ 1,401,861	5,478,801		(8,385,496)	377,244		(1,127,590)
Shares, Issued at Dec. 31, 2021	1			140,186,096
Conversion of Preferred B shares to common shares
Net loss										(3,389,209)
Other comprehensive income										60,679
Issuance of common shares as deferred compensation						(2,259,600)
[custom:StockIssuedDuringPeriodSharesIssuedForDeferredCompensation]				8,400,000
Vesting of common shares issued as deferred compensation										94,150
Balance -June 30, 2022 at Jun. 30, 2022			$ 1	$ 1,571,915	10,121,449	(2,165,450)	(11,794,731)	437,923		(1,828,893)
Shares, Issued at Jun. 30, 2022	1		903	157,191,418
Balance -March 31, 2022 at Mar. 31, 2022			$ 1	$ 1,411,464	5,933,451		(9,419,099)	390,617		(1,683,566)
Shares, Issued at Mar. 31, 2022	1		503	141,146,345
Issuance of common shares for Services - Consulting				$ 76,451	1,916,630					1,993,081
Stock Issued During Period, Shares, Issued for Services				7,645,073
Net loss							(2,358,878)			(2,358,878)
Other comprehensive income								47,306		47,306
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Issue of Series C Preferred shares			$ 0		95,768					95,768
Stock Issued During Period, Shares, New Issues			400
Dividend Series C Preferred Shares							(16,754)			(16,754)
Preferred Stock Dividends, Shares
Issuance of common shares as deferred compensation				$ 84,000	2,175,600	(2,259,600)
[custom:StockIssuedDuringPeriodSharesIssuedForDeferredCompensation]				8,400,000
Vesting of common shares issued as deferred compensation						94,150				94,150
[custom:VestingOfDeferredStockBasedCompensationShares]
Balance -June 30, 2022 at Jun. 30, 2022			$ 1	$ 1,571,915	$ 10,121,449	$ (2,165,450)	$ (11,794,731)	$ 437,923		$ (1,828,893)
Shares, Issued at Jun. 30, 2022	1		903	157,191,418